Employee benefit plans - Sensitivity analysis (Details) - Defined Benefit Pension Plans € in Thousands	Dec. 31, 2017 EUR (€)
Sensitivity analysis
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Discount rate
Sensitivity analysis
Increase in actuarial assumption	€ (67,330)
Decrease in actuarial assumption	77,338
Rate of compensation increase
Sensitivity analysis
Increase in actuarial assumption	11,063
Decrease in actuarial assumption	(10,880)
Rate of pension increase
Sensitivity analysis
Increase in actuarial assumption	29,078
Decrease in actuarial assumption	€ (26,339)